Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Objectives And Policies
Schedule of sensitivity to a reasonably possible change

The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.

2018	Change in US$ rate	Effect on profit before tax
U.S. Dollar	%	S/(000)

	+5	(3,183)
	+10	(6,365)
	-5	3,183
	-10	6,365

2017	Change in US$ rate	Effect on profit before tax
U.S. Dollar	%	S/(000)

	+5	(620)
	+10	(1,239)
	-5	620
	-10	1,239

Schedule of effect of price changes in coal	The following table shows the effect of price changes in coal:
	Change in year-end price	Effect on profit before tax
	%	S/(000)
2018
	+10	(6,558)
	-10	6,558
2017
	+10	(3,148)
	-10	3,148

Schedule of financial liabilities based on contractual undiscounted payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2018
Interest-bearing loans adjusted by hedge	—	—	60,822	981,440	—	1,042,262
Interests	—	10,006	44,436	101,243	—	155,685
Hedge finance cost payable	—	7,489	7,489	52,422	—	67,400
Trade and other payables	—	117,702	24,903	—	—	142,605
Energy supply	—	1,837	918	—	—	2,755

As of December 31, 2017
Interest-bearing loans adjusted by hedge	—	—	—	—	913,300	913,300
Interests	—	21,904	21,904	175,230	21,904	240,942
Hedge finance cost payable	—	13,041	13,041	104,328	13,041	143,451
Trade and other payables	—	129,595	9,711	—	—	139,306
Energy supply	—	3,357	2,648	—	—	6,005

Schedule of derivative financial instruments

The following table shows the corresponding reconciliation to those amounts to their carrying amounts:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2018
Inflows	1,470	—	—	75,955	—	77,425
Outflows	—	(1,631)	(7,448)	(50,025)	—	(59,104)
Net	1,470	(1,631)	(7,448)	25,930	—	18,321

Discounted at the applicable interbank rates	1,470	(1,625)	(7,336)	19,759	—	12,268

As of December 31, 2017
Inflows	—	—	—	—	139,785	139,785
Outflows	—	(2,841)	(13,032)	(100,102)	(11,945)	(127,920)
Net	—	(2,841)	(13,032)	(100,102)	127,840	11,865

Discounted at the applicable interbank rates	—	(2,836)	(12,885)	(94,939)	111,149	489

Changes in liabilities arising from financing activities:

	Balance as of January 1, 2018	Distribution of dividends	Finance cost on cross currency swaps	Cash flows	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018
Hedge finance cost payable	10,505	—	21,971	(26,443)	—	—	—	6,033
Dividends payable	29,725	161,396	—	(171,790)	—	—	—	19,331
Interest-bearing loans	965,290	—	—	73,240	39,520	5,327	—	1,083,377

2017
Hedge finance cost payable	11,073	—	26,140	(26,708)	—	—	—	10,505
Dividends payable	5,070	149,837	—	(124,993)	—	—	(189)	29,725
Interest-bearing loans	998,148	—	—	—	(34,502)	1,644	—	965,290